DERIVATIVE LIABILITIES - Summary of fair value inputs (Details)	12 Months Ended
Sep. 30, 2024 $ / shares
Risk free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0270
Life of Warrants (years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Life of Warrants (years)	3 years 6 months 3 days
Market price of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	2.45
Expected future volatility of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.2300
Fair value per Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.75